EQUITY (Details) (USD $)	6 Months Ended		9 Months Ended	12 Months Ended		57 Months Ended	63 Months Ended				6 Months Ended		3 Months Ended	6 Months Ended	3 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2008	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Sep. 30, 2012	Sep. 03, 2012	Aug. 31, 2012	May 14, 2012	Sep. 30, 2012 Employees [Member]	Sep. 30, 2012 Consultants [Member]	Sep. 30, 2012 Stock Incentive Plan 2012 [Member]	Sep. 30, 2012 Stock Incentive Plan 2012 [Member]	Sep. 30, 2012 Stock Incentive Plan 2012 [Member] Minimum [Member]	Sep. 30, 2012 Stock Incentive Plan 2012 [Member] Maximum [Member]
Total stock-based compensation expensed				$ 979,880			$ 1,552,803
Unamortized cost of outstanding stock-based awards				1,117,810			668,136
Weighted Average Remaining Vesting Period				2 years			2 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	1,052,500			3,129,000		3,129,000	1,052,500
Volatility, Options Outstanding	228.00%			228.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Discount for Postvesting Restrictions	4.30%			4.30%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	10 years			10 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%			0.00%
Stock Issued During Period, Value, Issued for Cash	425,000			200,000
Option exercised for shares								500,000	250,000	100,000
Exercise price									$ 0.10	$ 0.10
Stock Issued During Period, Shares, New Issues													700,000
Common Stock Vesting Period															16 months	60 months
Stock Issued During Period, Value, New Issues			4,500										189,000
Common Shares Earned													36,667	36,667
Common Shares Remained Unvested													663,333	663,333
Stock based compensation	581,923	0		979,880	0	979,880	1,561,803							9,000
Remained Unamortized														180,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures											200,000	1,600,000
Option Exercised Price	$ 140,000
Sharebased Compensation Arrangement By Sharebased Payment Award Grants Expected Term	5 years			5 years